Commitments and Contingent Liabilities (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Commitments and Contingent Liabilities
Liabilities assumed on recourse receivables	¥ 24,610
Leaseback transactions amount of undiscounted payments	48,261
Commitments outstanding for the purchase of property, plant and equipment	34,760
Contingent liabilities for discounted export bills of exchange	2
Raw materials contract	84,359
Number of manufacturing facilities	4
Number of former manufacturing facilities	1
Environmental remediation accrual for estimated total cost	¥ 7,071